Mairs and Power Minnesota Municipal Bond ETF
Schedule of Investments
September 30, 2024 (Unaudited)

MUNICIPAL BONDS - 98.6%	Par	Value
Alden-Conger Independent School District No 242, 3.00%, 02/01/2027	$330,000	$330,045
Alexandria Lake Area Sanitation District, 4.00%, 02/01/2036	150,000	156,027
Anoka-Hennepin Independent School District No 11, 4.00%, 02/01/2032	320,000	334,132
Bold Independent School District No 2534, 5.00%, 02/01/2044	200,000	222,933
Centennial Independent School District No 12, 5.00%, 02/01/2025	125,000	125,770
City of Apple Valley MN, 4.00%, 09/01/2041	290,000	271,638
City of Center City MN
4.00%, 11/01/2027	135,000	136,481
4.50%, 11/01/2034	100,000	100,037
City of Chanhassen MN, 5.00%, 02/01/2036	515,000	600,992
City of Chaska MN Electric Revenue, 5.00%, 10/01/2025	140,000	143,283
City of Cold Spring MN, 4.00%, 02/01/2044	150,000	150,783
City of Coon Rapids MN, 2.50%, 02/01/2036	100,000	87,968
City of Delano MN, 5.00%, 02/01/2038	250,000	280,215
City of Elk River MN Electric Revenue, 3.00%, 08/01/2032	240,000	238,480
City of Grand Rapids MN, 4.00%, 02/01/2038	250,000	267,032
City of Greenfield MN, 5.00%, 12/15/2030	115,000	129,785
City of Hastings MN, 5.00%, 02/01/2027	175,000	185,456
City of Hermantown MN, 4.00%, 02/01/2043	300,000	307,873
City of Hutchinson MN, 2.00%, 02/01/2034	300,000	254,401
City of Jordan MN, 4.00%, 02/01/2033	135,000	144,565
City of Madelia MN, 2.00%, 02/01/2033	115,000	101,864
City of Minneapolis MN
5.00%, 11/15/2036	150,000	155,563
4.00%, 11/15/2040	150,000	151,075
5.00%, 11/15/2052 (a)	130,000	140,248
City of New Prague MN, 4.00%, 02/01/2037	315,000	333,499
City of Northfield MN
5.00%, 02/01/2041	385,000	431,441
4.00%, 02/01/2044	200,000	204,324
City of Richfield MN, 4.00%, 02/01/2027	100,000	103,487
City of Rochester MN, 5.00%, 02/01/2040	150,000	171,370
City of Rosemount MN, 5.00%, 02/01/2037	250,000	282,777
City of St Cloud MN
2.00%, 02/01/2034	200,000	169,601
5.00%, 05/01/2043	250,000	278,121
City of St Paul MN Sales & Use Tax Revenue, 5.00%, 11/01/2026	250,000	250,314
City of Wayzata MN, 3.00%, 12/01/2027	100,000	100,011
Cleveland Independent School District No 391, 4.00%, 02/01/2026	105,000	106,736
County of Beltrami MN, 4.00%, 12/01/2042	250,000	258,864
County of Carlton MN, 5.00%, 02/01/2042	250,000	281,660
County of Hennepin MN, 5.00%, 12/01/2030	195,000	210,231
County of Itasca MN, 4.00%, 02/01/2044	200,000	203,351
County of Koochiching MN, 5.00%, 02/01/2035	300,000	340,176
County of Pennington MN, 2.38%, 02/01/2035	100,000	87,906
County of St Louis MN, 2.00%, 12/01/2035	350,000	287,589
County of Wright MN
3.00%, 12/01/2038	295,000	272,324
3.00%, 12/01/2039	250,000	229,464
Crookston Independent School District No 593, 5.00%, 02/01/2029	250,000	275,528
Dakota County Community Development Agency
2.00%, 01/01/2032	65,000	58,168
4.20%, 05/01/2043	150,000	150,244
Duluth Independent School District No 709, 0.00%, 02/01/2031 (b)	200,000	153,220
Eastern Carver County Schools Independent School District No 112, 4.00%, 02/01/2035	250,000	263,996
Elk River Independent School District No 728, 4.00%, 02/01/2026	125,000	127,529
Fergus Falls Independent School District No 544, 5.00%, 02/01/2034	100,000	112,734
Forest Lake Independent School District No 831, 4.00%, 02/01/2039	500,000	522,201
Hibbing Independent School District No 701, 3.00%, 03/01/2033	300,000	298,465
Housing & Redevelopment Authority of The City of St Paul Minnesota
3.50%, 09/01/2026	95,000	94,130
3.13%, 11/15/2032	110,000	104,405
4.00%, 10/01/2037	250,000	252,633
Iron Range Resources & Rehabilitation Commissioner, 5.00%, 10/01/2035	220,000	258,528
Mankato Independent School District No 77, 5.00%, 02/01/2026	200,000	206,573
Metropolitan Council
5.00%, 03/01/2026	100,000	103,590
5.00%, 12/01/2028	100,000	110,602
4.00%, 03/01/2030	140,000	144,700
Minneapolis-St Paul Metropolitan Airports Commission
5.00%, 01/01/2029	50,000	52,574
5.00%, 01/01/2031	140,000	146,772
Minnesota Agricultural & Economic Development Board, 5.00%, 01/01/2042	250,000	279,524
Minnesota Higher Education Facilities Authority
5.00%, 10/01/2029	255,000	279,138
5.00%, 10/01/2034	260,000	282,669
3.00%, 10/01/2036	200,000	184,506
3.00%, 10/01/2041	300,000	263,391
3.00%, 03/01/2043	125,000	108,907
Minnesota State Colleges And Universities Foundation, 4.00%, 10/01/2029	200,000	200,183
North St Paul-Maplewood-Oakdale Independent School District No 622, 2.00%, 02/01/2031	200,000	180,548
Northfield Independent School District No 659, 5.00%, 02/01/2025	230,000	231,410
Owatonna Independent School District No 761/MN, 4.00%, 02/01/2028	150,000	157,115
Pine City Independent School District No 578, 2.00%, 04/01/2032	200,000	179,560
Princeton Public Utilities Commission, 5.00%, 04/01/2031	100,000	111,089
Rochester Independent School District No 535, 2.50%, 02/01/2039	250,000	207,779
Rocori Area Schools Independent School District No 750, 4.00%, 02/01/2038	300,000	310,311
Rosemount-Apple Valley-Eagan Independent School District No 196, 1.30%, 04/01/2030	150,000	134,083
St Cloud Housing & Redevelopment Authority
2.00%, 02/01/2031	130,000	120,094
2.00%, 02/01/2033	160,000	141,724
St Cloud Independent School District No 742/MN, 5.00%, 02/01/2041	225,000	244,214
St Francis Independent School District No 15, 4.00%, 02/01/2036	150,000	159,931
St Paul Independent School District No 625
3.00%, 02/01/2033	200,000	199,617
2.25%, 02/01/2035	100,000	87,040
5.00%, 02/01/2042	200,000	225,970
State of Minnesota
5.00%, 08/01/2025	310,000	315,793
5.00%, 08/01/2026	250,000	261,803
5.00%, 08/01/2027	190,000	190,375
5.00%, 08/01/2028	155,000	170,260
5.00%, 08/01/2034	250,000	271,787
5.00%, 08/01/2035	185,000	208,941
4.00%, 08/01/2037	150,000	161,033
5.00%, 08/01/2043	400,000	454,642
Stillwater Independent School District No 834, 5.00%, 02/01/2040	250,000	279,247
Truman Independent School District No 458, 4.00%, 02/01/2044	300,000	302,795
University of Minnesota
5.00%, 12/01/2024	90,000	90,255
5.00%, 10/01/2026	220,000	231,586
5.00%, 04/01/2033	350,000	360,922
5.00%, 04/01/2040	150,000	161,178
Waconia Independent School District No 110, 3.00%, 02/01/2028	100,000	100,017
Western Minnesota Municipal Power Agency, 5.00%, 01/01/2025	120,000	120,535
Westonka Independent School District No 277, 4.00%, 02/01/2041	100,000	102,782
Zumbro Education District
4.00%, 02/01/2034	125,000	123,571
4.00%, 02/01/2038	275,000	264,753
TOTAL MUNICIPAL BONDS (Cost $22,049,186)		21,517,562

SHORT-TERM INVESTMENTS - 4.1%
Money Market Funds - 4.1%	Shares
First American Government Obligations Fund - Class X, 4.82% (c)	897,784	897,784
TOTAL SHORT-TERM INVESTMENTS (Cost $897,784)		897,784

TOTAL INVESTMENTS - 102.7% (Cost $22,946,970)		22,415,346
Liabilities in Excess of Other Assets - (2.7)%		(588,314)
TOTAL NET ASSETS - 100.0%		$21,827,032

Percentages are stated as a percent of net assets.

(a)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of September 30, 2024.

(b)	Zero coupon bonds make no periodic interest payments.
(c)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (‘‘GAAP’’).

Investment Valuation
Each equity security owned by a Fund that is listed on a securities exchange, except for securities listed on the NASDAQ Stock Market LLC (‘‘NASDAQ’’), is valued at its last sale price on the exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the stock is traded. Fund securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price (‘‘NOCP’’), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at (i) the mean between the most recent quoted bid and asked prices at the close of the exchange on such day or (ii) the latest sales price on the Composite Market for the day such security is being valued. ‘‘Composite Market’’ means a consolidation of the trade information provided by national securities and foreign exchanges and over-the- counter markets as published by an approved independent pricing service (a ‘‘Pricing Service’’).

 Debt securities, such as U.S. government securities, corporate securities, municipal securities and asset-backed and mortgage-backed securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by a Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. In the absence of available quotations, the securities will be priced at fair value. Any discount or premium is accreted or amortized over the expected life of the respective security using the constant yield to maturity method. Pricing Services generally value debt securities assuming orderly transactions of an institutional round lot size, but such securities may be held or transactions may be conducted in such securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots.

Demand notes and repurchase agreements are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

Redeemable securities issued by open-end, registered investment companies are valued at the net asset values (‘‘NAVs’’) of such companies for purchase and/or redemption orders placed on that day. If, on a particular day, a share of an investment company is not listed on NASDAQ, such security’s fair value will be determined.

When market quotations are not readily available, any security or other asset is valued at its fair value in accordance with Rule 2a-5 of the 1940 Act as determined under the Adviser’s fair value pricing procedures, subject to oversight by the Trust’s Board of Trustees (the ‘‘Board’’). These fair value procedures will also be used to price a security when corporate events, events in the securities market or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that each Fund is accurately priced.

FASB ASC Topic 820, ‘‘Fair Value Measurements and Disclosures’’ (‘‘ASC 820’’), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities.
•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ investments carried at fair value as of September 30, 2024:

Mairs & Power Minnesota Municipal Bond ETF	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$–	$21,517,562	$–	$21,517,562
Money Market Funds	897,784	–	–	897,784
Total Investments	$897,784	$21,517,562	$–	$22,415,346

Refer to the Schedule of Investments for further disaggregation of investment categories.